Consolidated Statements of Operations	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues
Revenues	¥ 360,572,997	$ 56,581,772	¥ 389,809,179	¥ 790,760,152
Business taxes and related surcharges	(1,518,858)	(238,342)	(1,637,436)	(4,812,940)
Net revenues	359,054,139	56,343,430	388,171,743	785,947,212
Operating cost and expenses:
Cost of revenues	(156,114,484)	(24,497,769)	(205,634,704)	(481,746,067)
Selling expenses	(90,062,565)	(14,132,782)	(84,903,304)	(206,777,405)
General and administrative expenses	(119,449,923)	(18,744,300)	(153,650,898)	(265,527,496)
Government subsidies	5,397,270	846,949	21,590,703	31,429,802
Total operating cost and expenses	(360,229,702)	(56,527,902)	(422,598,203)	(922,621,166)
Loss from operations	(1,175,563)	(184,472)	(34,426,460)	(136,673,954)
Interest income	7,515,933	1,179,414	5,162,441	6,136,600
Investment income (loss)	(12,261,086)	(1,924,032)	(7,333,446)	12,627,142
Loss on litigation	(282,450,000)	(44,322,568)
Exchange gain (loss)	(32,782)	(5,144)	2,382,302	3,409,000
Loss before taxes and gain from equity in affiliates	(288,403,498)	(45,256,802)	(34,215,163)	(114,501,212)
Income tax expense	(2,345,334)	(368,034)	(796,524)	(52,944,639)
Loss from equity in affiliates	(3,888,959)	(610,263)	(1,612,759)	(5,015,063)
Net loss	(294,637,791)	(46,235,099)	(36,624,446)	(172,460,914)
Net loss attributable to noncontrolling interests	26,776,069	4,201,750	5,256,798	7,774,839
Net loss attributable to ordinary shareholders	¥ (267,861,722)	$ (42,033,349)	¥ (31,367,648)	¥ (164,686,075)
Net loss per share:
Basic and diluted | (per share)	¥ (1.35)	$ (0.21)	¥ (0.16)	¥ (0.82)
Weighted average number of shares used in computation:
Basic and diluted	198,854,216	198,854,216	200,431,277	201,695,899
Third party
Revenues
Revenues	¥ 234,173,007	$ 36,746,855	¥ 212,783,752	¥ 387,870,253
Related party
Revenues
Revenues	¥ 126,399,990	$ 19,834,917	¥ 177,025,427	¥ 402,889,899